STOCKHOLDERS’ DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Equity [Abstract]
Schedule of share based compensation warrant activity

Range of Exercise Prices	Number of Warrants Outstanding	Weighted- Average Contractual Life Remaining in Years	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
Warrants Outstanding and Exercisable at March 31, 2022:
$0.70 - $1.00	54,664,518	1.20	$0.26	54,664,518	$0.26

Warrants Outstanding and Exercisable at June 30, 2021:
$0.10 - $0.20	124,888,519	1.12	$0.33	124,888,519	$0.33

Range of Exercise Prices	Number of Warrants Outstanding	Weighted- Average Contractual Life Remining in Years	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price

Warrants Outstanding and Exercisable at June 30, 2020:

$0.05 - $1.00	53,280,406	1.120	$0.33	53,280,406	$0.33

Warrants Outstanding and Exercisable at June 30, 2021:

$0.10 - $0.20	124,888,519	0.623	$0.18	124,888,519	$0.623

Schedule of warrant activity

Outstanding - June 30, 2021	124,888,519
Issued	22,937,499
Exercised	—
Expired	(93,161,500)
Outstanding - March 31, 2022	54,664,518

March 31, 2021:

Outstanding - June 30, 2020	53,280,406
Issued	90,500,000
Exercised	—
Expired	(17,151,887)
Outstanding - March 31, 2021	126,628,519

Outstanding - beginning of year	53,280,406
Issued	98,500,000
Exercised	—
Expired	(26,891,887)

Outstanding - end of year	124,888,519

June 30, 2020:

Outstanding - beginning of year	26,526,234
Issued	34,662,500
Exercised	—
Expired	(7,908,328)

Outstanding - end of year	53,280,406